Business Acquisition and Goodwill (Details) - Schedule of purchase price allocation of assets acquired and liabilities assumed and related deferred income taxes - Beijing Deran Technology Co. Ltd [Member]
			1 Months Ended
	Mar. 24, 2022 USD ($)	Mar. 24, 2022 CNY (¥)	Apr. 30, 2022 USD ($)
Business Acquisition and Goodwill (Details) - Schedule of purchase price allocation of assets acquired and liabilities assumed and related deferred income taxes [Line Items]
Current assets	$ 1,146,737
Property and equipment, net	816
Total identifiable assets acquired	2,655,328
Current liabilities	73,906
Deferred tax liabilities	236,768
Total liabilities assumed	310,674
Net identifiable assets acquired	2,344,654
Total purchase consideration	830,324	¥ 5,286,676	$ 830,324
Fair value of previously held equity interest	996,954
Fair value of non-controlling interests	1,721,734
Goodwill	1,204,358
Distribution Channel [Member]
Business Acquisition and Goodwill (Details) - Schedule of purchase price allocation of assets acquired and liabilities assumed and related deferred income taxes [Line Items]
Distribution channel	$ 1,020,889
Distribution channel	10 years	10 years
Technology [Member]
Business Acquisition and Goodwill (Details) - Schedule of purchase price allocation of assets acquired and liabilities assumed and related deferred income taxes [Line Items]
Distribution channel	$ 486,886
Distribution channel	10 years	10 years